Financial Instruments (Details 1) - USD ($)	Aug. 31, 2020	Nov. 30, 2019
Total accounts receivable	$ 23,883	$ 177,202
Other receivable	500,000	0
Less allowance for doubtful accounts	0	0
Total accounts receivable, net	523,883	177,202
Not past due	523,883	177,202
Past due	0	0
Total accounts receivable, gross	523,883	177,202
Past due for more than 31 days but no more than 120 days
Past due	0	0
Past due for more than 120 days
Past due	$ 0	$ 0